Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total	Subscription Receivable [Member]
Beginning balance, value at Jun. 30, 2019	$ 5,000		$ 1		$ 45,714,289	$ (51,041,047)	$ 1,066,998	$ (46,477)	$ (4,301,236)
Beginning balance, shares at Jun. 30, 2019	500,000	1	968
Issuance of common stock for cash			$ 1		424,989				424,990
Issuance of common stock for cash, shares			804
Issuance of common stock for conversion of convertible debt, conversion fee, and accrued interest			$ 248		2,124,926				2,125,174
Issuance of common stock for conversion of convertible debt, conversion fee, and accrued interest, shares			247,619
Reclassification of put premium upon debt conversion					874,924				874,924
Issuance of common stock for services and accrued expenses			$ 8		113,634				113,642
Issuance of common stock for services and accrued expenses, shares			8,729
Relative fair value of warrants issued with convertible debt					375,905				375,905
Stock based compensation in connection with stock option grants					300,416				300,416
Stock based compensation in connection with fair value of warrants issued for services					984,810				984,810
Foreign currency translation gain							200,673		200,673
Net loss						(4,740,723)			(4,740,723)
Ending balance, value at Jun. 30, 2020	$ 5,000		$ 258		50,913,893	(55,781,770)	1,267,671	(46,477)	(3,641,425)
Ending balance, shares at Jun. 30, 2020	500,000	1	258,120
Issuance of common stock for conversion of convertible debt, conversion fee, and accrued interest			$ 442		480,133				480,575
Issuance of common stock for conversion of convertible debt, conversion fee, and accrued interest, shares			442,031
Issuance of common stock for exercise of warrants			$ 15		201,029				201,044
Issuance of common stock for exercise of warrants, shares			15,445
Reclassification of put premium upon debt conversion					204,919				204,919
Stock based compensation in connection with fair value of warrants issued for services					20,718				20,718
Foreign currency translation gain							(75,755)		(75,755)
Net loss						(425,545)			(425,545)
Ending balance, value at Sep. 30, 2020	$ 5,000		$ 715		51,820,692	(56,207,315)	1,191,916	(46,477)	(3,235,469)
Ending balance, shares at Sep. 30, 2020	500,000	1	715,596
Beginning balance, value at Jun. 30, 2020	$ 5,000		$ 258		50,913,893	(55,781,770)	1,267,671	(46,477)	(3,641,425)
Beginning balance, shares at Jun. 30, 2020	500,000	1	258,120
Issuance of common stock for conversion of convertible debt, conversion fee, and accrued interest			$ 8,787		1,230,288				1,239,075
Issuance of common stock for conversion of convertible debt, conversion fee, and accrued interest, shares			8,786,113
Reversal of common stock issuable due to cancellation of conversions of convertible debt and accrued interest			$ (24)		(19,992)				(20,016)
Reversal of common stock issuable due to cancellation of conversions of convertible debt and accrued interest, shares			(24,427)
Issuance of common stock for exercise of warrants			$ 29		776,015				776,044
Issuance of common stock for exercise of warrants, shares			29,820
Issuance of common stock for cashless exercise of warrants			$ 4,200		(4,200)
Issuance of common stock for cashless exercise of warrants, shares			4,199,979
Reversal of put premium upon cancellation of conversions of convertible debt					(11,785)				(11,785)
Vested restricted stock units
Vested restricted stock units, shares				59
Fractional difference due to the reverse stock-split
Fractional difference due to the reverse stock-split, shares			142
Deemed dividend upon alternate cashless exercise of warrants					391,749	(391,749)
Reclassification of put premium upon debt conversion					590,504				590,504
Issuance of common stock for services and accrued expenses			$ 806		124,766				125,572
Issuance of common stock for services and accrued expenses, shares			805,646
Stock based compensation in connection with stock option grants					82,872				82,872
Foreign currency translation gain							(182,467)		(182,467)
Net loss						(2,025,947)			(2,025,947)
Ending balance, value at Jun. 30, 2021	$ 5,000		$ 14,056		54,074,110	(58,199,466)	1,085,204	(46,477)	$ (3,067,573)
Ending balance, shares at Jun. 30, 2021	500,000	1	14,055,393	59
Issuance of common stock for cash, shares									2,399,988
Issuance of common stock for conversion of convertible debt, conversion fee, and accrued interest			$ 9,445		190,741				$ 200,186
Issuance of common stock for conversion of convertible debt, conversion fee, and accrued interest, shares			9,445,009
Issuance of common stock for exercise of warrants			$ 7	$ 2	374,991				275,000	(100,000)
Issuance of common stock for exercise of warrants, shares			6,875	2,500
Deemed dividend upon alternate cashless exercise of warrants					114,844	(114,844)
Issuance of common stock for alternate cashless exercise of warrants			$ 2,400	$ 2,000	(4,400)
Issuance of common stock for alternate cashless exercise of warrants, shares			2,399,988	1,999,990
Reclassification of put premium upon debt conversion					109,643				109,643
Issuance of common stock for services and accrued expenses			$ 17,934		563,927				581,861
Issuance of common stock for services and accrued expenses, shares			17,934,379
Stock based compensation in connection with stock option grants					20,718				20,718
Foreign currency translation gain							64,193		64,193
Net loss						(490,658)			(490,658)
Ending balance, value at Sep. 30, 2021	$ 5,000		$ 43,842	$ 2,002	$ 55,444,574	$ (58,804,968)	$ 1,149,397	$ (46,477)	$ (2,306,630)	$ (100,000)
Ending balance, shares at Sep. 30, 2021	500,000	1	43,841,644	2,002,549